Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2010 and 2011 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥26,542	¥15,050

Foreign exchange instruments	¥26,542	¥15,050

Derivatives not designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥552,585	¥611,359
Foreign currency option contracts	92,965	44,237
Currency swap agreements	718,964	549,099

Foreign exchange instruments	¥1,364,514	¥1,204,695

Interest rate swap agreements	¥3,806,091	¥3,566,605

Interest rate instruments	¥3,806,091	¥3,566,605

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2010 and 2011 are as follows.

As of March 31, 2010

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33	¥(646)	¥33	¥—	¥(646)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥70,872	¥(22,786)	¥29,105	¥29,608	¥(10,627)
Interest rate instruments	36,377	(61,087)	594	3,525	(28,829)

Total	¥107,249	¥(83,873)	¥29,699	¥33,133	¥(39,456)

Netting adjustment	(44,417)	44,417

Net amount	¥62,832	¥(39,456)

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

Pre-tax Effect of Derivative Instruments on Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations each of the years in the three-year period ended March 31, 2011 are as follows:

For the year ended March 31, 2009

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(80)	Other income (expenses) – Other, net	¥688	Other income (expenses) – Other, net	¥(435)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥12,310
Interest rate instruments	Other income (expenses) – Other, net	(33,131)

Total		¥(20,821)

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653